Computation of net income (loss) per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$ (26,954)	$ 8,491	$ 20,626
Add: Effect of dilutive securities - Earn out	(1,683)
Numerator for diluted income (loss) per share	$ (28,637)	$ 8,491	$ 20,626
Denominator:
Weighted average shares ? denominator for basic net income (loss) per share	42,079	22,812	21,133
Add: Effect of dilutive securities - Earn out	20
Stock options and other equity compensation		964	520
Denominator for diluted income (loss) per share	42,099	23,776	21,653
Net income (loss) per share attributable to Stratasys Ltd.
Basic	$ (0.64)	$ 0.37	$ 0.98
Diluted	$ (0.68)	$ 0.36	$ 0.95